INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

At October 31, 2020 and 2019, intangible assets consisted of the following:

	Useful Life	October 31, 2020	October 31, 2019
Software and platform	2 – 10 Years	$188,626	$222,112
Less: accumulated amortization		(28,407)	(51,764)
		$160,219	$170,348

For the years ended October 31, 2020, 2019 and 2018, amortization expense amounted to $18,204,  $26,036 and $23,059, respectively, which was included in operating expenses.

Amortization of intangible assets attributable to future periods is as follows:

For the Year Ending October 31:	Amortization Amount
2021	$18,863
2022	18,863
2023	18,863
2024	18,863
2025 and thereafter	84,767
$160,219